Note 5 - Impairment charge	12 Months Ended
Dec. 31, 2024
Note 5 - Impairment charge
Note 5 - Impairment charge

5     Impairment charge

Tenaris conducts regular assessments of the carrying values of its assets. The recoverable value is based on the value in use. The main key assumptions used in estimating the value in use are discount rate, growth rate and competitive, economic and regulatory factors applied to determine cash flow projections, such as oil and gas prices, average number of active oil and gas drilling rigs (rig count) and raw material costs.

In December 2024, even though the Company did not identify any impairment indicators, it conducted impairment tests for the CGUs with goodwill in their carrying amounts and no impairment charges were recorded. The main discount rates used were in a range between 13.4% and 18.2% and a nominal growth rate (which includes mainly the inflation impact on prices and costs) of 2% was considered. For the CGUs carrying goodwill, a reasonably possible change in key assumptions would not cause the carrying amount to exceed its recoverable amount.

In December 2023, considering that the recoverable amount of the CGUs obtained in prior years' tests and that the assets and liabilities making up those units had not changed significantly, nor the key assumptions mentioned above, the Company concluded that impairment tests for previous years were still valid. In addition, the Company had considered the impact of updating the main discount rates, applying rates in a range between 12.5% and 21.4% for the CGUs under analysis. In 2023, a nominal growth rate (which included mainly the inflation impact on prices and costs) of 2% was considered. Based on the facts mentioned above, the Company did not recognize any impairment charges for the year 2023.

In December 2022, in the presence of impairment indicators, the Company conducted impairment tests and reviewed the values of certain idle assets in its subsidiaries. The aforementioned analysis resulted in impairment charges of $76.7 million, allocated in $63.1. million to the Tubes segment and $13.6 million to the Other segment. The main discount rates used were in a range between 13.4% and 20.2%. In 2022, a nominal growth rate (which included mainly the inflation impact on prices and costs) of 2% was considered.